N-4	Dec. 30, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Thrivent Retirement Choice Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum Surrender Charge is
7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a Surrender Charge of up to
$7,000 on a $100,000 investment.
Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing
Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0.50%	1.25%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	1.27%
	Optional benefits available for an additional charge (only one optional benefit may be selected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the Benefit Base)	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0.20%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $1,506	Highest Annual Cost: $4,402
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
No optional benefits	Thrivent Income Builder GLWB Rider
No sales charges	No sales charges
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum Surrender Charge is
7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a Surrender Charge of up to
$7,000 on a $100,000 investment.
Charges – Surrender Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing
Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charge

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0.50%	1.25%
	Investment Options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	1.27%
	Optional benefits available for an additional charge (only one optional benefit may be selected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the Benefit Base)	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0.20%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.50%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.27%
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,506	Highest Annual Cost: $4,402
Assumes:	Assumes:
Investment of $100,000	Investment of $100,000
5% annual appreciation	5% annual appreciation
Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
No optional benefits	Thrivent Income Builder GLWB Rider
No sales charges	No sales charges
No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,506
Highest Annual Cost [Dollars]	$ 4,402
Risks [Table Text Block]
RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a 7-year Surrender Charge that may decrease the surrender value.	Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Account.If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Allocation Percentages, and Allocation Options. You will receive notice if Thrivent changes investment restrictions.We reserve the right to add, delete, combine or substitute investment options.
Optional Benefit Restrictions [Text Block]	You may only select the GLWB Rider or the MADB Rider at the time of Contract application. Only one optional benefit may be selected. Neither rider may be canceled within the first two years after the Date of Issue.Withdrawals that exceed the limits under the GLWB Rider may reduce the Benefit Base by an amount greater than the value withdrawn or could terminate the benefit.The MADB is decreased by the same proportion as the was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Investment Professional Compensation [Text Block]	Financial advisors or professionals receive compensation for selling the Contracts. The financial advisor or professional will receive a base commission and may also receive trailing compensation based on the Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some financial advisors or professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both Contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Accumulated Value between investment options. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	7%
Transfer Charge[2]	$25
1We may assess a Surrender Charge for partial surrenders or surrenders that exceed the free surrender amount. Each premium payment will have its own 7-year Surrender Charge schedule. Earnings in the Contract are removed first and always without a Surrender Charge. Then, premiums are removed from the Contract on a first-in, first-out basis and are assessed Surrender Charges based on full years since allocation. The Surrender Charge is 7% during the first two years and decreases by 1% for the next five years. [2]You are allowed 24 transfers each Contract Year without a Transfer Charge. Transfers in excess of 24 will incur a $25 fee. Be advised additional transfers may be subject to our frequent trading policies. The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. You may only add an optional benefit at the time of application and can only select the MADB Rider or the GLWB Rider. You may not select both.
Annual Contract Expenses	Maximum	Current
Administrative Expenses[3]	$50	$50
Base Contract Expenses[4]	1.25%	1.25%
Maximum Anniversary Death Benefit (MADB) Rider Charge[5]	0.50%	0.25%
Thrivent Income Builder (GLWB) Rider Charge[6]	2.50%	See Rate Sheet
[3]We will charge an Administrative Expense on each Contract Anniversary. We will waive the charge on any anniversary when the Accumulated Value is at least $50,000. [4]The charge is a percentage of daily net assets in the Subaccounts. The Base Contract Expense pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%. [5]The charge is multiplied by the Maximum Anniversary Death Benefit (MADB), divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. [6]The charge is multiplied by the GLWB Benefit Base, divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. The current charge for new elections for the GLWB Rider is disclosed in a Rate Sheet Prospectus Supplement. Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision that could require you to pay us an amount to maintain our financial strength. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus. The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	1.27%
Expenses after reimbursements and/or fee waivers	0.23%	1.27%[7]
[7]The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus. This example is intended to help you compare the cost of investing in the Contract with cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Portfolio expenses. Example: Contract with the Thrivent Income Builder (GLWB) Rider This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the Contract has the most expensive optional benefit (GLWB Rider). Although your costs may be higher or lower, based on these assumptions, your costs would be8:

Years
1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$29,495	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$24,707	$46,422
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$25,937	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$20,951	$46,422
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$4,402	$14,893	$25,937	$55,751
Minimum Portfolio Expenses:	$3,367	$11,839	$20,951	$46,422

[8]For this example, the following assumptions are used: 2.50% optional benefit charge, 1.25% mortality and expense risk charge and Portfolio operating expenses ranging from 1.27% to 0.23%.
Transaction Expenses [Table Text Block]
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	7%
Transfer Charge[2]	$25

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	We may assess a Surrender Charge for partial surrenders or surrenders that exceed the free surrender amount. Each premium payment will have its own 7-year Surrender Charge schedule. Earnings in the Contract are removed first and always without a Surrender Charge. Then, premiums are removed from the Contract on a first-in, first-out basis and are assessed Surrender Charges based on full years since allocation. The Surrender Charge is 7% during the first two years and decreases by 1% for the next five years.
Exchange Fee, Current [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	You are allowed 24 transfers each Contract Year without a Transfer Charge. Transfers in excess of 24 will incur a $25 fee. Be advised additional transfers may be subject to our frequent trading policies.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses	Maximum	Current
Administrative Expenses[3]	$50	$50
Base Contract Expenses[4]	1.25%	1.25%
Maximum Anniversary Death Benefit (MADB) Rider Charge[5]	0.50%	0.25%
Thrivent Income Builder (GLWB) Rider Charge[6]	2.50%	See Rate Sheet

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	We will charge an Administrative Expense on each Contract Anniversary. We will waive the charge on any anniversary when the Accumulated Value is at least $50,000.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.25%
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The charge is a percentage of daily net assets in the Subaccounts. The Base Contract Expense pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	1.27%
Expenses after reimbursements and/or fee waivers	0.23%	1.27%[7]

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.27%
Portfolio Company Expenses, Footnotes [Text Block]	The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
Surrender Example [Table Text Block]
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$29,495	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$24,707	$46,422

Annuitize Example [Table Text Block]
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$25,937	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$20,951	$46,422

No Surrender Example [Table Text Block]
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$4,402	$14,893	$25,937	$55,751
Minimum Portfolio Expenses:	$3,367	$11,839	$20,951	$46,422

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This annuity has some risks which may include the following: ♦ Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.♦ Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.♦ Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.♦ Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.♦ Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.♦ Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 24 times in a Contract Year. In addition, the amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. In addition, we reserve the right to add, remove or substitute investment options.♦ Premium Payment Risk. The maximum aggregate Premiums you may make without our prior approval is $1 million.♦ Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.♦ Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.♦ Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.♦ Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.♦ Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.♦ Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners. ♦ Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits under the Contract. Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit	Pays the beneficiary if the owner dies during the accumulation phase.	Standard	No additional charge	No additional charge	♦ Withdrawals reduce the benefit.
Maximum Anniversary Death Benefit (MADB) Rider	May increase the amount of the death benefit if the owner dies during the accumulation phase. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.	Optional	0.50%[1]	0.25%	♦ Only available at issue if you are no more than Issue Age nearest 75. ♦ This is not available if the GLWB Rider is selected. ♦ Withdrawals reduce the benefit.
[1]See Charges-MADB Rider Charge in the full prospectus for more information. Living Benefit
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider	Allows you to withdraw up to a Guaranteed Annual Withdrawal Amount each Contract Year for life.	Optional	2.50%[2]	See Rate Sheet%[2]
♦  Only available at
issue if you are
age nearest 50 to
85 on the Rider
Date of Issue.
♦  The minimum
required premium
is $25,000.
♦  Cannot terminate
Rider until 2 years
after issue.
♦  This is not available
if the MADB is
selected.
♦  Excess withdrawals
reduce the benefit.

[2]See Charges-Thrivent Income Builder (GLWB) Rider Charge in the full prospectus for more information. Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Dollar Cost Averaging
Dollar Cost Averaging
allows you to have
automatic periodic
transfers to one or more
Subaccounts other than
the Fixed Account. If you
have the GLWB Rider,
quarterly Asset
Rebalancing will happen
automatically to conform
with the GLWB investment
restrictions.
		Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charges may apply to amounts in excess of the free amount. ♦ Taxes or penalties may apply.
Free Surrender Amounts
Surrender Charges apply
only to amounts that
exceed the greatest of
10% of the Accumulated
Value existing at the time
the first surrender is made
in a Contract Year, the
Contract’s earnings or
Required Minimum
Distribution.
		Standard	None	None	♦ A 10% free surrender amount applies to each separate Contract Year.
Confinement of the Owner in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the owner.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness	Surrender Charges are waived if the Owner has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Dollar Cost Averaging
Dollar Cost Averaging
allows you to have
automatic periodic
transfers to one or more
Subaccounts other than
the Fixed Account. If you
have the GLWB Rider,
quarterly Asset
Rebalancing will happen
automatically to conform
with the GLWB investment
restrictions.
		Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charges may apply to amounts in excess of the free amount. ♦ Taxes or penalties may apply.
Free Surrender Amounts
Surrender Charges apply
only to amounts that
exceed the greatest of
10% of the Accumulated
Value existing at the time
the first surrender is made
in a Contract Year, the
Contract’s earnings or
Required Minimum
Distribution.
		Standard	None	None	♦ A 10% free surrender amount applies to each separate Contract Year.
Confinement of the Owner in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the owner.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness	Surrender Charges are waived if the Owner has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Descriptionof Restrictionsand Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Standard Death Benefit A Standard Death Benefit is payable if an Owner dies before the Maximum Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows: (1) As of the day a premium is received by us, the sum is increased by the amount of that premium. (2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. If this Contract is continued under Spousal Continuation, then on any date on or after the Continuation Date, the adjusted sum of premiums will be determined using only premiums paid and partial surrenders taken on or after the Continuation Date. The Accumulated Value on the Continuation Date will be deemed a premium paid on that date for purposes of this provision.Spousal Continuation If an Owner dies, and that Owner’s Spouse is the sole primary beneficiary, that Spouse may elect to continue this Contract in force under Spousal Continuation, to the extent permitted by law. Spousal Continuation, if elected, is subject to the following: 1)Spousal Continuation is effective on the date that the election is made (the Continuation Date). 2)The Spouse will be the Owner and Annuitant on the Continuation Date. 3)Contract benefits that continue will be determined using the Accumulated Value on the Continuation Date. The Surrender Charge schedule will continue as if the death had not occurred. Note that if the deceased Spouse was a single Covered Person under a GLWB Rider, that GLWB Rider terminates. A new GLWB Rider cannot be added to the Contract. 4)Spousal Continuation is elected in lieu of receiving Death Proceeds. 5)Death Proceeds are calculated on the date we receive Proof of Death of an Owner. Any excess of Death Proceeds over Accumulated Value on that date will be added to the Accumulated Value. This amount will be allocated to Subaccounts of the Variable Account and to the Fixed Account according to the ratio of the Accumulated Value in each to the total Accumulated Value. 6)Spousal Continuation may be elected only once in this Contract. The Spouse will have 60 days from the date we receive proof of death in which to elect to receive Death Proceeds or continue the Contract under Spousal Continuation. If an election is not made within 60 days, we will deem that Spousal Continuation has been elected on the 61st day, and that day will be the Continuation Date.Maximum Anniversary Death Benefit (MADB) Rider The Maximum Anniversary Death Benefit (MADB) Rider is only available at issue if no more than age 75 (age nearest). The MADB Rider is not available if you elect the Thrivent Income Builder (GLWB) Rider. For purposes of this MADB Rider, the individual referenced must be an Owner. If the Owner is a Non-Natural Person, the individual referenced must be an Annuitant. The amount of Death Proceeds is the greatest of the following: 1) The Accumulated Value. 2) The Standard Death Benefit. 3) The Maximum Anniversary Death Benefit. On any day through the Contract Anniversary on which the oldest individual attains Contract Age 80, the MADB is the greatest of the Anniversary Death Benefits determined as follows during the first Contract Year and for each Contract Anniversary. 1) The Anniversary Death Benefit on any day during the first Contract Year equals the adjusted sum of premiums determined as follows in chronological order: a) As of the day a premium is allocated to this Contract, the sum is increased by the amount of that premium. b) As of the day that a partial surrender is made, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. 2) The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows in chronological order: a) As of the day a premium is received by us, the benefit is increased by the amount of that premium. b) As of the day that a Partial Surrender is made, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken. On any day after the Contract Anniversary on which the oldest individual attains Contract Age 80, the MADB is equal to the amount calculated in Section 2 above, at that individual’s Contract Age 80, adjusted in chronological order as in a) and b) above. This rider will terminate on the earliest of the following dates: 1) The date this Contract terminates. 2) The end of the Valuation Period during which we receive at our Service Center a certified copy of the death certificate of the decedent, or other lawful evidence providing equivalent information. 3) The date the Accumulated Value is reduced to zero. 4) The date at least two years after the Rider Date of Issue that we receive your Notice to cancel this rider. 5) The date you elect to receive proceeds from a Full Surrender under a Settlement Option. 6) The Maximum Annuity Date.Example of MADB Rider Where a Death Benefit Increase Occurs: Rumi elects the Maximum Anniversary Death Benefit (MADB) Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $108,000. Rumi’s MADB amount is calculated as of that date as $108,000. Example of MADB Rider Where a Death Benefit Increase Does Not Occur: Rumi elects the MADB Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $98,000. Rumi’s MADB amount is calculated as of that date as $100,000. Rate Sheet Prospectus Supplement (“Rate Sheet”) From time to time, we will issue a Rate Sheet Prospectus Supplement that may reflect different Thrivent Income Builder (GLWB) Rider variables than what is described in this prospectus. You should not purchase this Thrivent Income Builder (GLWB) Rider without first obtaining any applicable Rate Sheet. The following GLWB variables may be changed through a Rate Sheet: GLWB Withdrawal Percentages Maximum GLWB Benefit Base GLWB Credit Percentage GLWB Benefit Base Guaranteed Minimum Current Thrivent Income Builder (GLWB) Rider Charge Thrivent Income Builder (GLWB) Rider Subaccount Allocation Groups and Percentages You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy. All Rate Sheets are also available on the EDGAR system at http://www.sec.gov under File Number 333-237618. In order to receive the GLWB Withdrawal Percentages, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, Thrivent Income Builder (GLWB) Rider Charge, and the Thrivent Income Builder (GLWB) Rider Subaccount Allocation Groups and Percentages (1) your application must be signed and received in good order within the stated timeframe set forth in the applicable Rate Sheet Prospectus Supplement and (2) your initial premium must be received in good order while that Rate Sheet is in effect. If the necessary paperwork and initial premium are received after a new Rate Sheet has been issued, you will receive the applicable variables in effect on the rider issue date. A Rate Sheet has no specified end date and can be superseded at any time. If Thrivent supersedes a Rate Sheet, the new Rate Sheet will be filed on the EDGAR system a minimum of 10 business days prior to its effective date. If your Thrivent Income Builder (GLWB) Rider has already been issued, please refer to your Thrivent Income Builder (GLWB) Rider for guaranteed features. Your guarantees will not change. Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider The Thrivent Income Builder (GLWB) Rider is a Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider that is an optional benefit that allows you to withdraw up to a Guaranteed Annual Withdrawal Amount (GAWA) each Contract Year for as long as the Thrivent Income Builder (GLWB) Rider is in force. The Thrivent Income Builder (GLWB) Rider is only available at issue or if Spousal Continuation is elected (and the Thrivent Income Builder (GLWB) Rider is still available). If you elect the Thrivent Income Builder (GLWB) Rider, you may not elect the Maximum Anniversary Death Benefit Rider. GAWA withdrawals are not subject to a Surrender Charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. GLWB Calculation Date. The GLWB Calculation Date, is the date on which we determine the initial Guaranteed Annual Withdrawal Amount (GAWA). It is the earliest of the following dates: 1) The date that you take the first partial surrender from this Contract. That partial surrender is included in the Guaranteed Annual Withdrawal Amount for the Contract Year in which the surrender is taken. 2) The date that the Accumulated Value is reduced to zero, when that reduction in Accumulated Value is not the result of a surrender. 3) The Maximum Annuity Date. The GLWB Calculation Date cannot be deferred to a date later than as described above. Starting on the GLWB Calculation Date, the following provisions in the base Contract do not apply: 1) Minimum Accumulated Value 2) Minimum Remaining Accumulated Value After a partial surrender The Benefit. While this rider is in force, no Surrender Charge will apply to partial surrenders as long as the total amount surrendered in a Contract Year is less than or equal to the Guaranteed Annual Withdrawal Amount (GAWA) for that Contract Year. Partial surrenders that do not exceed the Guaranteed Annual Withdrawal Amount for that Contract Year will not decrease the GLWB Benefit Base. Partial surrenders will decrease the Accumulated Value. If the Accumulated Value is reduced to zero and the GLWB Benefit Base is not zero, we will pay you the GAWA each year while a Covered Person is living. The GAWA will be paid under a settlement agreement that we will issue. Covered Person(s). The person(s) upon whose life the benefits of this rider are based. At the Rider Date of Issue, each Joint Covered Person will be the other Joint Covered Person’s sole, primary beneficiary. That beneficiary designation cannot be changed except as described in Divorce of Covered Persons Before the Maximum Annuity Date below. Covered Persons cannot be changed except that the surviving Joint Covered Person will continue as the sole Covered Person as described in Death of a Covered Person Before the GLWB Calculation Date and Death of a Covered Person Before the Maximum Annuity Date below. Divorce of Covered Persons Before the Maximum Annuity Date (for two Covered Persons only). If Covered Persons divorce, they continue as Covered Persons and this rider and its benefits continue unchanged, except that the beneficiary designation may be changed and Spousal Continuation is not an option. GLWB Withdrawal Percentage. The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change. The GLWB Withdrawal Percentage will be based on the Contract Age of the Covered Person if a single GLWB or the youngest Covered Person if a joint GLWB and the Single and Joint percentages on the applicable Rate Sheet. For a joint GLWB, if one Covered Person has died before the GLWB Calculation Date, we will use the surviving Covered Person’s Contract Age and the percentage listed in the joint column on the applicable Rate Sheet. GLWB Benefit Base. If the Rider Date of Issue is the same as the Date of Issue of the Contract, the GLWB Benefit Base on the Rider Date of Issue is equal to the Initial Premium. Otherwise, the GLWB Benefit Base on the Rider Date of Issue is equal to the Accumulated Value as of the Rider Date of Issue. Please see the Thrivent Income Builder (GLWB) Rider and Spousal Continuation section for more information. Thereafter, GLWB Benefit Base will be adjusted as described below, not to exceed the Maximum GLWB Benefit Base on the applicable Rate Sheet. 1) When a premium is allocated under this Contract, the GLWB Benefit Base is increased by the amount of that premium. 2) At each Contract Anniversary, the GLWB Benefit Base will be increased as in (a) and (b) below, in the respective order shown. a) The GLWB Benefit Base will be increased by any Credit Amount applicable for that Contract Anniversary. b) The resulting GLWB Benefit Base is compared to the Accumulated Value. (i) Step Up: If the GLWB Benefit Base is less than that Accumulated Value, the GLWB Benefit Base will Step Up to equal the Accumulated Value. (ii) If the GLWB Benefit Base is not less than the Accumulated Value, no Step Up will be made. 3) On the Guarantee Date [The later of the 12th Contract Anniversary after the rider issue date or the Contract Anniversary the Covered Person (or the youngest if there are two) turns Contract Age 71], we will make any adjustment to the GLWB Benefit Base pursuant to GLWB Benefit Base Guaranteed Minimum. 4) As of any day that you have made a GLWB Excess Surrender, the GLWB Benefit Base is decreased as specified in GLWB Excess Surrender. The GLWB Benefit Base is used only for calculating benefits and the Thrivent Income Builder (GLWB) Charge. It cannot be taken as a Full or partial surrender and is not payable as part of Death Proceeds. GLWB Benefit Base Credit. The GLWB Benefit Base will be increased by the Credit Amount on each Contract Anniversary during a Credit Period if no surrender was made during the immediately prior Contract Year. Credit Amount. The Credit Amount is calculated as the Credit Base on the Contract anniversary, multiplied by the Credit Percentage effective on the applicable Rate Sheet. The initial Credit Amount is calculated at the beginning of the first Credit Period. A new Credit Amount is calculated at the beginning of any new Credit Period. Credit Base. If the Rider Date of Issue is the same as the Date of Issue of the Contract, the Credit Base equals the Initial Premium. Otherwise, the Credit Base equals the Accumulated Value on the Rider Date of Issue. Thereafter, the Credit Base is increased and decreased as follows: 1) Credit Base increase. a)If additional premium is allocated under this Contract, the Credit Base is increased by the amount of that premium. That new Credit Base is used starting on the next Contract Anniversary. b)If the GLWB Benefit Base increases due to Step Up, the Credit Base is increased to equal the GLWB Benefit Base. That new Credit Base is used starting on the Contract Anniversary one year following the Step Up. 2) Credit Base decrease. a)If the GLWB Benefit Base decreases as a result of a GLWB Excess Surrender, the Credit Base is decreased by the ratio of: i) The amount of the GLWB Excess Surrender: Divided by ii) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender. That new Credit Base is used starting on the next Contract Anniversary. Credit Period. The first Credit Period begins on the Rider Date of Issue. Thereafter, a new Credit Period begins on any Contract Anniversary on which a GLWB Benefit Base Step Up causes the Credit Base to increase. The last Credit Period ends on the earliest of the following dates: 1)The date that a surrender or charge reduces the Accumulated Value to zero. 2)The later of the 10th Contract Anniversary after the Rider Date of Issue and the Contract Anniversary 10 years after the latest Contract Anniversary on which a GLWB Benefit Base increase due to Step Up caused the Credit Base to increase. 3)The Contract Anniversary when the older Covered Person reaches Contract Age 80. If the last Credit Period ends as in (2) and (3) immediately above, a Credit Amount will be added to the GLWB Benefit Base on the Contract Anniversary on which the Credit Period ended. The Accumulated Value of this Contract is not increased by any GLWB Benefit Base Credit or any increase to the Credit Base.Example of Thrivent Income Builder (GLWB) Rider getting a Benefit Base Credit, but not a Step Up: This example assumes a Credit Percentage of 4%. Please see the Rate Sheet for the Credit Percentage currently being offered. Kevin has the Thrivent Income Builder (GLWB) Rider and his initial premium is $100,000. On the rider date of issue, the GLWB Benefit Base is $100,000 and the Credit Base is $100,000. Kevin contributes no additional premium during the first Contract Year, and he takes no surrender during the first Contract Year. At the first Contract Anniversary, the Accumulated Value is $102,000. This example assumes a GLWB Benefit Base Credit of 4%. Kevin receives a GLWB Benefit Base Credit of $100,000 X 4% = $4,000, increasing the GLWB Benefit Base to $104,000. As the resulting GLWB Benefit Base is not less than the Accumulated Value, Kevin does not receive a Step Up. Example of Thrivent Income Builder (GLWB) Rider getting a Benefit Base Credit and a Step Up: This example assumes a Credit Percentage of 4%. Please see the Rate Sheet for the Credit Percentage currently being offered. Denise has the Thrivent Income Builder (GLWB) Rider and her initial premium is $100,000. On the rider date of issue, the GLWB Benefit Base is $100,000 and the Credit Base is $100,000. Denise contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. At the first Contract Anniversary, the Accumulated Value is $108,000. This example assumes a GLWB Benefit Base Credit of 4%. Denise receives a GLWB Benefit Base Credit of $100,000 X 4% = $4,000, increasing the GLWB Benefit Base to $104,000. As the resulting GLWB Benefit Base is less than the Accumulated Value, Denise receives a Step Up and the GLWB Benefit Base is set equal to the Accumulated Value, making the GLWB Benefit Base $108,000. GLWB Benefit Base Guaranteed Minimum. The GLWB Benefit Base on the Guarantee Date will not be less than the GLWB Benefit Base Guaranteed Minimum if none of the following has occurred prior to that date: 1) A partial surrender has been made. 2) The Accumulated Value has been reduced to zero. The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this Contract. It is calculated as the sum of the following: 1) Premium allocated in the first Contract Year, multiplied by the percentage effective on the applicable Rate Sheet. 2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by the percentage effective on the applicable Rate Sheet. On the Guarantee Date, after all other adjustments to the GLWB Benefit Base on that Contract Anniversary, we will compare the GLWB Benefit Base to the GLWB Benefit Base Guaranteed Minimum. 1) If the GLWB Benefit Base is less than the GLWB Benefit Base Guaranteed Minimum, the GLWB Benefit Base will be adjusted to equal the GLWB Benefit Base Guaranteed Minimum. 2) If the GLWB Benefit Base is not less than the GLWB Benefit Base Guaranteed Minimum, no further adjustments will be made. The GLWB Benefit Base Guaranteed Minimum does not increase the Accumulated Value of this Contract and cannot be taken as a Full or partial surrender and is not payable as part of Death Proceeds.Guaranteed Annual Withdrawal Amount (GAWA). The initial Guaranteed Annual Withdrawal Amount is determined on the GLWB Calculation Date as: (1)The GLWB Withdrawal Percentage; Multiplied by (2)The GLWB Benefit Base on that day. The GAWA may change from year to year depending on whether the Benefit Base was increased, as described in this prospectus, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased, the GAWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or the Maximum GLWB Benefit Base effective on the applicable Rate Sheet, multiplied by (b) the GLWB Withdrawal Percentage, and the GAWA will decrease. If the Benefit Base increases, your GAWA will increase. Your GAWA will not decrease unless your Benefit Base decreases. Any decrease in your GAWA is effective on the following Contract Anniversary. No Surrender Charges will apply when partial surrenders are made, except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GAWA, or (b) the Surrender Charge free amount available under the Contract. Withdrawals of the GAWA are taxed in the same manner as partial surrenders under the Contract.Example of GAWA Single Covered Person: This example assumes a GLWB Withdrawal Percentage of 4%. Please see the Rate Sheet for the GLWB Withdrawal Percentage currently being offered. Kevin has the Thrivent Income Builder (GLWB) Rider and he is the single covered person. At the GLWB Calculation Date, Kevin’s Contract Age is 72, the GLWB Benefit Base is $100,000, and the assumed GLWB Withdrawal Percentage is 4%, based on his Contract Age. Kevin’s initial GAWA is determined on the calculation date as $4,000. On each Contract Anniversary thereafter while the rider is in force, the GAWA is redetermined as the GLWB Withdrawal Percentage (which cannot change) multiplied by the GLWB Benefit Base. Example of GAWA Joint Covered Persons: This example assumes a GLWB Withdrawal Percentage of 3.5%. Please see the Rate Sheet for the GLWB Withdrawal Percentage currently being offered. Kevin and Denise have the Thrivent Income Builder (GLWB) Rider (joint) and they are the two Covered Persons. At the GLWB Calculation Date, Kevin’s Contract Age is 72, Denise’s Contract Age is 67, the GLWB Benefit Base is $100,000, and the assumed GLWB Withdrawal Percentage is 3.5%, based on the youngest Contract Age of 67. The initial GAWA is determined on the calculation date as $3,500. On each Contract Anniversary thereafter while the rider is in force, the GAWA is redetermined as the GLWB Withdrawal Percentage (which cannot change) multiplied by the GLWB Benefit Base. GLWB Excess Surrenders. You have made a GLWB Excess Surrender on any day in a Contract Year that you make a partial surrender and the sum of partial surrenders taken in that Contract Year exceeds the Guaranteed Annual Withdrawal Amount, except if the partial surrender made meets the Required Minimum Distribution Exception. The amount of the GLWB Excess Surrender is the sum of the partial surrenders taken in that Contract Year less the Guaranteed Annual Withdrawal Amount. If you take a GLWB Excess Surrender in a Contract Year, then the amount of any subsequent partial surrender you take in that Contract Year will also be a GLWB Excess Surrender. A GLWB Excess Surrender reduces the GLWB Benefit Base. As of any day that you have made a GLWB Excess Surrender, the GLWB Benefit Base is decreased as follows. The GLWB Benefit Base is decreased by the ratio of: 1) The amount of the GLWB Excess Surrender; Divided by 2) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender. If the amounts surrendered are in excess of the GAWA and not eligible for the Required Minimum Distribution Exception, they are GLWB Excess Surrenders and will impact the GLWB Benefit Base.Example of GLWB Excess Surrender: Kevin has the Thrivent Income Builder (GLWB) Rider. Let’s assume his Guaranteed Annual Withdrawal Amount is $4,000, and his Accumulated Value is $103,000. Kevin takes a total of $10,000 out in the Contract Year. Therefore, the GLWB Excess Surrender is $6,000. Kevin’s Accumulated Value after taking out the $10,000 is $93,000 (no Surrender Charge occurs in this example). Kevin’s GLWB Benefit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $4,000), which is 6.06%. Kevin’s Credit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $4,000), which is 6.06%. A GLWB Excess Surrender may reduce the GLWB Benefit Base and the Guaranteed Annual Withdrawal Amount by more than the amount of the GLWB Excess Surrender. Required Minimum Distribution Exception. If a Required Minimum Distribution is greater than the GAWA, you may take partial surrenders up to the Required Minimum Distribution amount as determined below without it being considered a GLWB Excess Surrender. The cumulative partial surrenders that may be taken in a Contract Year without being considered a GLWB Excess Surrender are the greatest of the following: 1) During the portion of a Contract Year from the Contract Anniversary to the end of the calendar year that includes that Contract Anniversary: a) You may make cumulative partial surrenders up to the Required Minimum Distribution Amount for the calendar year that includes that Contract Anniversary without having them considered as a GLWB Excess Surrender. b) Any partial surrenders in excess of the amount in (a) above will be considered as a GLWB Excess Surrender. 2) During the portion of a Contract Year from the first day of the subsequent calendar year to the end of that Contract Year: a) If you did not make cumulative partial surrenders up to the Required Minimum Distribution Amount as in (1)(a) above, you may make cumulative partial surrenders up to the greatest of the following without having them considered as a GLWB Excess Surrender: i) The Required Minimum Distribution for that prior calendar year. ii) The Required Minimum Distribution for the subsequent calendar year. b) If you made cumulative partial surrenders in the prior calendar year as in (1)(b) above, any partial surrenders made will be considered a GLWB Excess Surrender.Example of GLWB Excess Surrender with Required Minimum Distribution Exception: Kevin has the Thrivent Income Builder (GLWB) Rider, his Guaranteed Annual Withdrawal Amount is $4,000, and his Accumulated Value is $103,000. Kevin takes out $11,000 in the portion of a Contract Year from the Contract Anniversary to the end of the calendar year. Let’s assume Kevin’s IRA has a Required Minimum Distribution amount for that calendar year of $5,000. Kevin may take up to the Required Minimum Distribution amount without having them considered a GLWB Excess Surrender. Therefore, the GLWB Excess Surrender is $6,000. Kevin’s Accumulated Value after the $11,000 partial surrender is $92,000 (no Surrender Charge occurs in this example). Kevin’s GLWB Benefit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $5,000), which is 6.1224%. Kevin’s Credit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $5,000), which is 6.1224%. GLWB Death Benefit. Death proceeds are the maximum of the Accumulated Value, the Standard Death Benefit and the GLWB Death Benefit. The GLWB Death Benefit on any day is equal to the adjusted sum of premiums determined as follows: 1) As of the day a premium is allocated to this Contract, the sum is increased by the amount of that premium. If the Rider Date of Issue is after the Date of Issue of the base Contract, the Accumulated Value on the Rider Date of Issue is considered a premium for purposes of this provision. 2) As of the day that a partial surrender is made that is not a GLWB Excess Surrender, the sum is decreased by the amount of the partial surrender. 3) As of the day that you have made a GLWB Excess Surrender, the sum is first decreased by the amount of the partial surrender that is not a GLWB Excess Surrender, and then is decreased by the ratio of: a) The amount of the GLWB Excess Surrender; Divided by b) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender. Death of a Covered Person Before the GLWB Calculation Date. If one of the two Joint Covered Persons dies before the GLWB Calculation Date, this rider is unchanged, except that: (1)The surviving Joint Covered Person becomes the sole Joint Covered Person; and (2)The age of the surviving Joint Covered Person is deemed to be the age of the younger Joint Covered Person will be used to set the GLWB Withdrawal Percentage on the GLWB Calculation Date using the applicable joint percentage. Upon the death of a single Covered Person, Death Proceeds may become payable. In lieu of receiving Death Proceeds, a Spouse who is the sole, primary beneficiary may be able to elect to continue the Contract under Spousal Continuation. The Thrivent Income Builder (GLWB) Rider terminates. Death of a Covered Person Before the Maximum Annuity Date. At the death of the first of the two Joint Covered Persons before the Maximum Annuity Date: (1)If the deceased Joint Covered Person is an Owner of this Contract: (a)If Spousal Continuation has been elected, this rider and its benefits continue unchanged, except that the surviving Joint Covered Person becomes the sole Joint Covered Person. (b)If Spousal Continuation has not been elected, Death Proceeds will be paid. All other benefits provided by this rider cease. (2)If the deceased Joint Covered Person is not an Owner of this Contract, this rider and its benefits continue unchanged, except that the surviving Joint Covered Person becomes the sole Joint Covered Person. If this rider and its benefits continued as described above, at the death of the second Covered Person to die before the Maximum Annuity Date, Death Proceeds will be paid and will be calculated using the GLWB Death Benefit. All other benefits provided by this rider cease. Thrivent Income Builder (GLWB) Rider and Spousal Continuation. If an Owner dies before the Maximum Annuity Date and the Spouse of the Owner is the sole, primary beneficiary, the surviving Spouse may elect to continue the Contract as Owner. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Continuation Date. If the deceased Spouse was a single Covered Person under a GLWB Rider, that GLWB Rider terminates. A new GLWB Rider cannot be added to the Contract. Thrivent Income Builder (GLWB) Rider Investment Requirements. Premiums and Accumulated Value must be allocated or transferred to the Fixed Account or to Subaccounts of the Variable Account using the allowed allocation percentages for the Allocation Groups. We may reassign Subaccounts or the Fixed Account to different Allocation Groups after the Rider Date of Issue, and we may eliminate Subaccounts or the Fixed Account from the Allocation Groups. 1) Initial allocation target. a) In the application, you selected initial allocation targets within those Allocation Ranges. b) The Initial Premium and any additional premium payments will be allocated according to the initial allocation targets. c) On each Rider Quarterly Anniversary, the Accumulated Value will be automatically rebalanced according to the initial allocation targets you selected. 2) Subsequent allocation targets. a) While this rider is in force, you may select new allocation targets within those Allocation Ranges. You choose new allocation targets by giving Notice. b) At the end of the Valuation Period during which we receive Notice, we will reallocate the Accumulated Value according to the new allocation targets. This reallocation according to the new allocation targets is considered a transfer. c) Any additional premium payments allocated after the Valuation Period during which we receive Notice will allocated according to the new allocation target. d) On each subsequent Rider Quarterly Anniversary, the Accumulated Value will be automatically rebalanced according to the new allocation targets. 3) Changes to Thrivent Income Builder (GLWB) Rider Investment Options At any time, we may change, add, delete, or replace the Subaccount Classification Groups applicable to existing Accumulated Value and new premiums. At any time, we may change the Required Allocation Percentages assigned to each Subaccount Classification Group applicable to existing Accumulated Value and new premiums. At any time, we may add, delete, or substitute the Allocation Options as permitted by law. We may move Subaccounts on or off the Allocation Options and from one Group to another. We may substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion. We may also substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both and to existing investments or the investment of future premiums, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive notice of a change to the Thrivent Income Builder (GLWB) Rider Investment Requirements, you may submit your own reallocation instructions, before the effective date specified in the notice, so that the Thrivent Income Builder (GLWB) Rider Investment Requirements are satisfied. If you take no action, you will be subject to rebalancing. You may also terminate the rider immediately. 4) Rebalancing You may not add automatic transfers under Dollar Cost Averaging and Asset Rebalancing on a Contract with a GLWB Rider. However, the GLWB Rider automatically provides for quarterly rebalancing. On each subsequent Rider Quarterly Anniversary, after all other transactions and allocations to or from the Subaccounts, the Accumulated Value will be automatically rebalanced according to the new allocation targets. The rebalancing will occur at the end of the Valuation Period during which the Rider Quarterly Anniversary occurs. If that Rider Quarterly Anniversary is a day that doesn’t exist in that month, for purposes of rebalancing, that Rider Quarterly Anniversary will be considered to be the latest existing day in that month that is prior to that Rider Quarterly Anniversary. See Appendix – Portfolios Available the Contract with GLWB Rider at the end of this document. Thrivent Income Builder (GLWB) Charge. The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the Subaccounts of the Variable Account on a pro rata basis according to the ratio of the accumulated value in each Subaccount of the Variable Account to the Accumulated Value of the Variable Account as of the Rider Quarterly Anniversary. The Thrivent Income Builder (GLWB) Rider Charge is deducted from the Fixed Account only if the Variable Account is depleted. This charge is deducted quarterly, beginning three months after the Date of Issue, on the same day of the month as the Date of Issue (or if that day does not occur in that month, on the last day of that month). On the day of the Thrivent Income Builder (GLWB) Rider Charge, the amount of the charge is determined by multiplying the GLWB Benefit Base by the Thrivent Income Builder (GLWB) Rider Charge Rate and dividing by 4. The first Thrivent Income Builder (GLWB) Rider Charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the Thrivent Income Builder (GLWB) Rider Charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. If the market is closed on the date the Thrivent Income Builder (GLWB) Rider Charge should be processed, the charge will be processed on the next Valuation Date.Termination of the Thrivent Income Builder. You may terminate the Thrivent Income Builder at any time provided it is at least two years after we issued the Thrivent Income Builder. The termination will be effective on the date we receive Notice from you. The Thrivent Income Builder also terminates at the earliest of any of the following events: ♦ the date of Contract termination;♦ the date we receive proof of death of the first Covered Person to die if the deceased Covered Person is an Owner of this Contract and Spousal Continuation has not been elected;♦ the date we receive proof of the death of the second Covered Person to die;♦ the date that the GLWB Benefit Base is reduced to zero;♦ the date at least two years after the Thrivent Income Builder Date of Issue that we receive your Notice to cancel the Thrivent Income Builder;♦ the date you elect to receive proceeds from a Full Surrender under a settlement option; or♦ the Maximum Annuity Date.If the Contract terminates because the GAWA that is surrendered exceeds the Accumulated Value and the GLWB Benefit Base is greater than zero, we will continue to pay you the GAWA each year for as long as at least one Covered Person is alive under a settlement agreement that we will issue. Additional Plan of Settlement. If this Thrivent Income Builder terminates on the Maximum Annuity Date, in addition to the plans of settlement described in Settlement Options, the following option will be available beginning on the Maximum Annuity Date. If you elect this option, income will be paid only under this Settlement Option. ♦ Guaranteed Annual Withdrawal Amount Settlement Option. We will pay you the GAWA each year while at least one Covered Person is living. The GAWA will be paid under a settlement agreement that we will issue.
Fees and Costs of Benefit [Text Block]	Death of Annuitant After an Annuity Date If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period—Settlement Options.
Calculation Method of Benefit [Text Block]	Example of calculation of death proceeds: Carlos died on June 20. Since the Contract’s issue date, Carlos contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Carlos’s Contract on that day was $275,000. The Standard Death Benefit provides for an infusion to the Contract if the total premium payments adjusted for surrenders exceed the Accumulated Value when we receive proof of death. We determined Carlos’s Standard Death Benefit by comparing the following:
Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000
Standard Death Benefit	$300,000
Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the Contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds. Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive all claim requirements in good order.Example of Paying Death Proceeds to Beneficiaries: On June 25, we received proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Carlos’s two children are the beneficiaries and are entitled to  1∕2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:
Date	Beneficiary	Accumulation Unit Value	Death Proceeds Received
July 10	Ramona	$11	15,000 x $11= $165,000
July 20	Sofia	$9	15,000 x $9= $135,000
Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Period - Settlement Options.
Item 17. Portfolio Companies (N-4) [Text Block]

[ts:appendix]Appendix[te]: [ls:portfolio]Portfolios[le] Available Under the [ls:contract]Contract[le]

The following is a list of [ls:portfolio]Portfolios[le] that correspond to Subaccounts available under the [ls:contract]Contract[le]. More information about the [ls:portfolio]Portfolios[le] is available in the prospectuses for the [ls:portfolio]Portfolios[le], which may be amended from time to time and can be found online at . You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.

The current expenses and performance information below reflect fees and expenses of the [ls:portfolio]Portfolios[le], but does not reflect the other fees and expenses that your [ls:contract]Contract[le] may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75%[1]	-17.92%	6.26%	9.29%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	-17.41%	4.78%	7.58%
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	-16.19%	4.01%	6.14%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	-14.73%	2.35%	4.19%
	Thrivent Balanced Income Plus Portfolio	0.65%	-13.77%	3.34%	5.82%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	-12.38%	2.16%	4.22%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio Initial Class	1.17%	-2.70%	1.93%	2.52%
Corporate Bond	Thrivent Income Portfolio	0.43%	-15.86%	0.75%	2.17%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Service Class 2	1.17%	-20.37%	1.46%	4.35%
	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	-25.91%	-1.69%	0.23%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1.14%	-15.80%	-0.95%	0.87%
Equity Energy	Fidelity® VIP Energy Portfolio Service Class 2	0.89%	62.87%	6.94%	4.54%
Foreign Large Blend	American Funds IS® International Growth and Income Portfolio Class 4	1.05%	-15.52%	0.35%	3.37%
	Thrivent International Allocation Portfolio	0.74%	-18.35%	-0.19%	3.31%
	Thrivent International Index Portfolio	0.45%	-14.56%	N/A4	N/A4
Foreign Large Growth	American Funds IS® International Portfolio Class 4	1.03%	-21.02%	-1.29%	3.67%
	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	1.07%	-26.57%	3.03%	6.98%
Foreign Large Value	Putnam VT International Value Portfolio Class IB	1.15%	-6.81%	1.97%	4.19%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Series II	1.27%	-18.35%	-0.45%	5.11%
Global Real Estate	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class	1.17%[1]	-27.14%	3.23%	5.65%
Health	Thrivent Healthcare Portfolio	0.84%[1]	-5.54%	11.52%	11.42%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	-10.22%	1.26%	3.19%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Advisor Class	0.87%	-11.99%	1.86%	0.80%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio Service Class	0.67%[1]	-14.28%	-0.18%	0.93%
	John Hancock VIT Core Bond Trust Series II	0.88%[1]	-13.81%	-0.40%	0.70%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III	0.79%[1]	-14.28%	-0.17%	0.95%[5]
Intermediate Government	Thrivent Government Bond Portfolio	0.45%	-10.37%	0.08%	0.94%
Large Blend	American Funds® IS Growth-Income Portfolio Class 4	0.78%	-16.70%	7.56%	11.28%
	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class	1.08%[1]	-17.48%	9.26%	12.33%
	Principal Capital Appreciation Portfolio Class 2	0.88%	-16.62%	9.89%	12.26%
	Putnam VT Research Class IB	1.00%	-17.28%	9.35%	12.34%
	Thrivent ESG Index Portfolio	0.38%[1]	-21.83%	N/A4	N/A4
	Thrivent Large Cap Index Portfolio	0.23%	-18.30%	9.17%	12.24%
Large Growth	Janus Henderson Forty Portfolio Service Class	0.80%	-33.73%	9.48%	12.72%
	Thrivent All Cap Portfolio	0.66%	-18.21%	7.97%	11.03%
	Thrivent Large Cap Growth Portfolio	0.43%	-33.63%	9.77%	12.95%
Large Value	MFS® Variable Insurance Trust Value Series Portfolio Service Class	0.94%[1]	-6.14%	7.08%	10.77%
	Principal VC Equity Income Portfolio Class 2	0.73%	-10.72%	7.15%	10.43%
	Thrivent Large Cap Value Portfolio	0.63%	-4.68%	8.35%	11.08%
Long Government	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class	1.235%	-28.95%	-2.63%	0.16%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	-13.25%	6.46%	10.46%
	Thrivent Mid Cap Stock Portfolio	0.66%	-17.96%	7.63%	12.88%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Service Class	0.96%	-16.15%	9.35%	13.10%
	Thrivent Mid Cap Growth Portfolio	0.85%[1]	-28.52%	N/A4	N/A4
Mid-Cap Value	Fidelity® VIP Value Portfolio Service Class 2	0.89%	-4.29%	8.32%	10.83%
	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class	1.04%[1]	-9.00%	7.32%	10.59%
	Thrivent Mid Cap Value Portfolio	0.90%[1]	-5.23%	N/A4	N/A4
Money Market- Taxable	Thrivent Money Market Portfolio	0.32%	1.36%	0.99%	0.54%
Multisector Bond	John Hancock VIT Strategic Income Opportunities Trust Series II	0.97%[1]	-10.30%	0.53%	2.23%
	Thrivent Multidimensional Income Portfolio	1.00%[1]	-13.35%	1.11%	N/A2
	Thrivent Opportunity Income Plus Portfolio	0.66%	-10.49%	0.43%	1.50%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-25.60%	3.93%	6.61%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	-4.19%	1.12%	1.39%
Small Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class	1.06%[1]	-19.64%	4.07%	8.93%
	Thrivent Small Cap Index Portfolio	0.24%	-16.30%	5.65%	10.55%
	Thrivent Small Cap Stock Portfolio	0.70%	-10.46%	9.49%	12.73%
Small Growth	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class	1.12%[1]	-29.99%	7.53%	9.71%
	Thrivent Small Cap Growth Portfolio	0.94%[1]	-22.91%	N/A3	N/A3
Small Value	Franklin Small Cap Value VIP Portfolio Class 2	0.91%[1]	-10.06%	5.48%	9.09%
Technology	MFS® Variable Insurance Trust II Technology Portfolio Service Class	1.13%[1]	-35.85%	8.00%	13.76%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	1.06%	-11.09%	-1.02%	-0.41%
	Templeton Global Bond VIP Class 2	0.77%[1]	-4.95%	-2.32%	-0.78%
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	-18.97%	4.90%	8.60%
	Thrivent Low Volatility Equity Portfolio	0.90%[1]	-10.67%	5.31%	N/A2
Global Large-Stock Growth	American Funds® IS Global Growth Portfolio Class 4	0.91%[1]	-24.92%	6.80%	9.92%

[1] Current expenses reflect temporary fee reductions.

[2]The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.

[3]The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.

[4]The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.

[5]The returns for Class III shares prior to August 14, 2012, the recommencement of operations of Class III shares, are based upon the performance of the Predecessor Fund's Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Prospectuses Available [Text Block]	The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/RetirementChoice. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75%[1]	-17.92%	6.26%	9.29%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	-17.41%	4.78%	7.58%
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	-16.19%	4.01%	6.14%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	-14.73%	2.35%	4.19%
	Thrivent Balanced Income Plus Portfolio	0.65%	-13.77%	3.34%	5.82%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	-12.38%	2.16%	4.22%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio Initial Class	1.17%	-2.70%	1.93%	2.52%
Corporate Bond	Thrivent Income Portfolio	0.43%	-15.86%	0.75%	2.17%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Service Class 2	1.17%	-20.37%	1.46%	4.35%
	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	-25.91%	-1.69%	0.23%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1.14%	-15.80%	-0.95%	0.87%
Equity Energy	Fidelity® VIP Energy Portfolio Service Class 2	0.89%	62.87%	6.94%	4.54%
Foreign Large Blend	American Funds IS® International Growth and Income Portfolio Class 4	1.05%	-15.52%	0.35%	3.37%
	Thrivent International Allocation Portfolio	0.74%	-18.35%	-0.19%	3.31%
	Thrivent International Index Portfolio	0.45%	-14.56%	N/A4	N/A4
Foreign Large Growth	American Funds IS® International Portfolio Class 4	1.03%	-21.02%	-1.29%	3.67%
	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	1.07%	-26.57%	3.03%	6.98%
Foreign Large Value	Putnam VT International Value Portfolio Class IB	1.15%	-6.81%	1.97%	4.19%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Series II	1.27%	-18.35%	-0.45%	5.11%
Global Real Estate	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class	1.17%[1]	-27.14%	3.23%	5.65%
Health	Thrivent Healthcare Portfolio	0.84%[1]	-5.54%	11.52%	11.42%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	-10.22%	1.26%	3.19%
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Advisor Class	0.87%	-11.99%	1.86%	0.80%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio Service Class	0.67%[1]	-14.28%	-0.18%	0.93%
	John Hancock VIT Core Bond Trust Series II	0.88%[1]	-13.81%	-0.40%	0.70%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III	0.79%[1]	-14.28%	-0.17%	0.95%[5]
Intermediate Government	Thrivent Government Bond Portfolio	0.45%	-10.37%	0.08%	0.94%
Large Blend	American Funds® IS Growth-Income Portfolio Class 4	0.78%	-16.70%	7.56%	11.28%
	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class	1.08%[1]	-17.48%	9.26%	12.33%
	Principal Capital Appreciation Portfolio Class 2	0.88%	-16.62%	9.89%	12.26%
	Putnam VT Research Class IB	1.00%	-17.28%	9.35%	12.34%
	Thrivent ESG Index Portfolio	0.38%[1]	-21.83%	N/A4	N/A4
	Thrivent Large Cap Index Portfolio	0.23%	-18.30%	9.17%	12.24%
Large Growth	Janus Henderson Forty Portfolio Service Class	0.80%	-33.73%	9.48%	12.72%
	Thrivent All Cap Portfolio	0.66%	-18.21%	7.97%	11.03%
	Thrivent Large Cap Growth Portfolio	0.43%	-33.63%	9.77%	12.95%
Large Value	MFS® Variable Insurance Trust Value Series Portfolio Service Class	0.94%[1]	-6.14%	7.08%	10.77%
	Principal VC Equity Income Portfolio Class 2	0.73%	-10.72%	7.15%	10.43%
	Thrivent Large Cap Value Portfolio	0.63%	-4.68%	8.35%	11.08%
Long Government	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class	1.235%	-28.95%	-2.63%	0.16%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	-13.25%	6.46%	10.46%
	Thrivent Mid Cap Stock Portfolio	0.66%	-17.96%	7.63%	12.88%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Service Class	0.96%	-16.15%	9.35%	13.10%
	Thrivent Mid Cap Growth Portfolio	0.85%[1]	-28.52%	N/A4	N/A4
Mid-Cap Value	Fidelity® VIP Value Portfolio Service Class 2	0.89%	-4.29%	8.32%	10.83%
	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class	1.04%[1]	-9.00%	7.32%	10.59%
	Thrivent Mid Cap Value Portfolio	0.90%[1]	-5.23%	N/A4	N/A4
Money Market- Taxable	Thrivent Money Market Portfolio	0.32%	1.36%	0.99%	0.54%
Multisector Bond	John Hancock VIT Strategic Income Opportunities Trust Series II	0.97%[1]	-10.30%	0.53%	2.23%
	Thrivent Multidimensional Income Portfolio	1.00%[1]	-13.35%	1.11%	N/A2
	Thrivent Opportunity Income Plus Portfolio	0.66%	-10.49%	0.43%	1.50%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-25.60%	3.93%	6.61%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	-4.19%	1.12%	1.39%
Small Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class	1.06%[1]	-19.64%	4.07%	8.93%
	Thrivent Small Cap Index Portfolio	0.24%	-16.30%	5.65%	10.55%
	Thrivent Small Cap Stock Portfolio	0.70%	-10.46%	9.49%	12.73%
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Small Growth	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class	1.12%[1]	-29.99%	7.53%	9.71%
	Thrivent Small Cap Growth Portfolio	0.94%[1]	-22.91%	N/A3	N/A3
Small Value	Franklin Small Cap Value VIP Portfolio Class 2	0.91%[1]	-10.06%	5.48%	9.09%
Technology	MFS® Variable Insurance Trust II Technology Portfolio Service Class	1.13%[1]	-35.85%	8.00%	13.76%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	1.06%	-11.09%	-1.02%	-0.41%
	Templeton Global Bond VIP Class 2	0.77%[1]	-4.95%	-2.32%	-0.78%
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	-18.97%	4.90%	8.60%
	Thrivent Low Volatility Equity Portfolio	0.90%[1]	-10.67%	5.31%	N/A2
Global Large-Stock Growth	American Funds® IS Global Growth Portfolio Class 4	0.91%[1]	-24.92%	6.80%	9.92%

Temporary Fee Reductions, Current Expenses [Text Block]	Current expenses reflect temporary fee reductions.
Thrivent Retirement Choice Variable Annuity | RiskAssociatedwithVariableInvestmentOptionsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.
Thrivent Retirement Choice Variable Annuity | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.
Thrivent Retirement Choice Variable Annuity | FixedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.
Thrivent Retirement Choice Variable Annuity | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 24 times in a Contract Year. In addition, the amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. In addition, we reserve the right to add, remove or substitute investment options.
Thrivent Retirement Choice Variable Annuity | PremiumPaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Premium Payment Risk. The maximum aggregate Premiums you may make without our prior approval is $1 million.
Thrivent Retirement Choice Variable Annuity | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
Thrivent Retirement Choice Variable Annuity | PossibleAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Thrivent Retirement Choice Variable Annuity | ContractAdministrationRisksMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
Thrivent Retirement Choice Variable Annuity | OptionalBenefitsMember
Prospectus:
Principal Risk [Text Block]	Optional benefits. You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.
Thrivent Retirement Choice Variable Annuity | ContractAlternativesMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
Thrivent Retirement Choice Variable Annuity | PotentiallyHarmfulTradingActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.
Thrivent Retirement Choice Variable Annuity | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Thrivent Retirement Choice Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money investing in the Contract.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Thrivent Retirement Choice Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a 7-year Surrender Charge that may decrease the surrender value.
Thrivent Retirement Choice Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the available under the Contract. Each investment option (including the Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Thrivent Retirement Choice Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
Thrivent Retirement Choice Variable Annuity | ThriventAggressiveAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 85%+ Equity
Portfolio Company Name [Text Block]	Thrivent Aggressive Allocation Portfolio
Average Annual Total Returns, 1 Year [Percent]	(17.92%)
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.29%
Thrivent Retirement Choice Variable Annuity | ThriventModeratelyAggressiveAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 70% to 85% Equity
Portfolio Company Name [Text Block]	Thrivent Moderately Aggressive Allocation Portfolio
Average Annual Total Returns, 1 Year [Percent]	(17.41%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Thrivent Retirement Choice Variable Annuity | ThriventModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 50% to 70% Equity
Portfolio Company Name [Text Block]	Thrivent Moderate Allocation Portfolio
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Thrivent Retirement Choice Variable Annuity | ThriventModeratelyConservativeAllocationMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 30% to 50% Equity
Portfolio Company Name [Text Block]	Thrivent Moderately Conservative Allocation Portfolio
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Thrivent Retirement Choice Variable Annuity | ThriventBalancedIncomePlusMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Balanced Income Plus Portfolio
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.77%)
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Thrivent Retirement Choice Variable Annuity | ThriventDiversifiedIncomePlusMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - 15% to 30% Equity
Portfolio Company Name [Text Block]	Thrivent Diversified Income Plus Portfolio
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(12.38%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Thrivent Retirement Choice Variable Annuity | EatonVanceVTFloatingRateIncomeInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Bank Loan
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Portfolio Initial Class
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.70%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Thrivent Retirement Choice Variable Annuity | ThriventIncomeMember
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	Thrivent Income Portfolio
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Thrivent Retirement Choice Variable Annuity | FidelityVIPEmergingMarketsServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Thrivent Retirement Choice Variable Annuity | ThriventPartnerEmergingMarketsEquityMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Emerging Markets Equity Portfolio
Average Annual Total Returns, 1 Year [Percent]	(25.91%)
Average Annual Total Returns, 5 Years [Percent]	(1.69%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
Thrivent Retirement Choice Variable Annuity | PIMCOVITEmergingMarketsBondAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
Thrivent Retirement Choice Variable Annuity | FidelityVIPEnergyServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity Energy
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Service Class 2
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Thrivent Retirement Choice Variable Annuity | AmericanFundsISInternationalGrowthandIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	American Funds IS® International Growth and Income Portfolio Class 4
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Thrivent Retirement Choice Variable Annuity | ThriventInternationalAllocationMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent International Allocation Portfolio
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	3.31%
Thrivent Retirement Choice Variable Annuity | ThrivenInternationalIndexMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent International Index Portfolio
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Thrivent Retirement Choice Variable Annuity | AmericanFundsISInternationalClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds IS® International Portfolio Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Thrivent Retirement Choice Variable Annuity | FidelityVIPInternationalCapitalAppreciationServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Thrivent Retirement Choice Variable Annuity | PutnamVTInternationalValueClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Value
Portfolio Company Name [Text Block]	Putnam VT International Value Portfolio Class IB
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Thrivent Retirement Choice Variable Annuity | JohnHancockVITInternationalSmallCompanyTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	John Hancock VIT International Small Company Trust Series II
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	5.11%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustIIIGlobalRealEstateServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Thrivent Retirement Choice Variable Annuity | ThriventPartnerHealcareMember
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Thrivent Healthcare Portfolio
Average Annual Total Returns, 1 Year [Percent]	(5.54%)
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Thrivent Retirement Choice Variable Annuity | ThriventHighYieldMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Thrivent High Yield Portfolio
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(10.22%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Thrivent Retirement Choice Variable Annuity | PIMCOVITRealReturnAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-ProtectedBond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio Advisor Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
Thrivent Retirement Choice Variable Annuity | GoldmanSachsVITCoreFixedIncomeServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.93%
Thrivent Retirement Choice Variable Annuity | JohnHancockVITCoreBondTrustSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	John Hancock VIT Core Bond Trust Series II
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
Thrivent Retirement Choice Variable Annuity | BlackRockTotalReturnVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Portfolio Class III
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Thrivent Retirement Choice Variable Annuity | ThriventGovernmentBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Thrivent Government Bond Portfolio
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(10.37%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Thrivent Retirement Choice Variable Annuity | AmericanFundsISGrowthIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Portfolio Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustIICoreEquityServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.33%
Thrivent Retirement Choice Variable Annuity | PrincipalCapitalAppreciationClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Principal Capital Appreciation Portfolio Class 2
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	12.26%
Thrivent Retirement Choice Variable Annuity | PutnamVTResearchClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Research Class IB
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	12.34%
Thrivent Retirement Choice Variable Annuity | ThriventESGIndexMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent ESG Index Portfolio
Average Annual Total Returns, 1 Year [Percent]	(21.83%)
Thrivent Retirement Choice Variable Annuity | ThriventLargeCapIndexMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Index Portfolio
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Thrivent Retirement Choice Variable Annuity | JanusHendersonFortyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio Service Class
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Thrivent Retirement Choice Variable Annuity | ThriventAllCapMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent All Cap Portfolio
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Thrivent Retirement Choice Variable Annuity | ThriventLargeCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(33.63%)
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Thrivent Retirement Choice Variable Annuity | FidelityVIPValueServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust Value Series Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Principal VC Equity Income Portfolio Class 2
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Thrivent Retirement Choice Variable Annuity | PrincipalVCEquityIncomeClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Value Portfolio
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(4.68%)
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Thrivent Retirement Choice Variable Annuity | ThriventLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Long Government
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class
Current Expenses [Percent]	1.235%
Average Annual Total Returns, 1 Year [Percent]	(28.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]	0.16%
Thrivent Retirement Choice Variable Annuity | PIMCOVITLongTermUSGovernmentAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Thrivent Retirement Choice Variable Annuity | ThriventMidCapIndexMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(17.96%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Thrivent Retirement Choice Variable Annuity | ThriventMidCapStockMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Service Class
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Thrivent Retirement Choice Variable Annuity | JanusHendersonEnterpriseServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Growth Portfolio
Average Annual Total Returns, 1 Year [Percent]	(28.52%)
Thrivent Retirement Choice Variable Annuity | ThriventMidCapGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Name [Text Block]	Fidelity® VIP Value Portfolio Service Class 2
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustIIIMidCapValueServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Thrivent Retirement Choice Variable Annuity | ThriventMidCapValueMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Value Portfolio
Average Annual Total Returns, 1 Year [Percent]	(5.23%)
Thrivent Retirement Choice Variable Annuity | ThriventMoneyMarketMember
Prospectus:
Portfolio Company Objective [Text Block]	MoneyMarket-Taxable
Portfolio Company Name [Text Block]	Thrivent Money Market Portfolio
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.54%
Thrivent Retirement Choice Variable Annuity | JohnHancockVITStrategicIncomeOpportunitiesTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	John Hancock VIT Strategic Income Opportunities Trust Series II
Average Annual Total Returns, 1 Year [Percent]	(10.30%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Thrivent Retirement Choice Variable Annuity | ThriventMultidimensionalIncomeMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Multidimensional Income Portfolio
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Thrivent Retirement Choice Variable Annuity | ThriventOpportunityIncomePlusMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Opportunity Income Plus Portfolio
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(10.49%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Thrivent Retirement Choice Variable Annuity | ThriventRealEstateSecuritiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Thrivent Real Estate Securities Portfolio
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Thrivent Retirement Choice Variable Annuity | ThriventLimitedMaturityBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Name [Text Block]	Thrivent Limited Maturity Bond Portfolio
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(4.19%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Thrivent Retirement Choice Variable Annuity | GoldmanSachsVITSmallCapEquityInsightsServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Thrivent Retirement Choice Variable Annuity | ThriventSmallCapIndexMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Thrivent Retirement Choice Variable Annuity | ThriventSmallCapStockMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Stock Portfolio
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(10.46%)
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	12.73%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Thrivent Retirement Choice Variable Annuity | ThriventSmallCapGrowthMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Growth Portfolio
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Thrivent Retirement Choice Variable Annuity | FranklinSmallCapValueVIPClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Portfolio Class 2
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Thrivent Retirement Choice Variable Annuity | MFSVariableInsuranceTrustIITechnologyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II Technology Portfolio Service Class
Average Annual Total Returns, 1 Year [Percent]	(35.85%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	13.76%
Thrivent Retirement Choice Variable Annuity | PIMCOVITGlobalBondOpportunitiesUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.09%)
Average Annual Total Returns, 5 Years [Percent]	(1.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
Thrivent Retirement Choice Variable Annuity | TempletonGlobalBondVIPClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Class 2
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Thrivent Retirement Choice Variable Annuity | ThriventGlobalStockMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Thrivent Retirement Choice Variable Annuity | ThriventLowVolatilityEquityMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Low Volatility Equity Portfolio
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	5.31%
Thrivent Retirement Choice Variable Annuity | AmericanFundsISGlobalGrowthClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Portfolio Class 4
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Thrivent Retirement Choice Variable Annuity | ThriventIncomeBuilderGuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Thrivent Income Builder (GLWB) Rider Charge in the full prospectus for more information.
Name of Benefit [Text Block]	Thrivent IncomeBuilderGuaranteedLifetimeWithdrawalBenefit(GLWB) Rider
Purpose of Benefit [Text Block]	Allows you to withdraw up to a Guaranteed Annual Withdrawal Amount each Contract Year for life.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	See Charges-Thrivent Income Builder (GLWB) Rider Charge in the full prospectus for more information.
Brief Restrictions / Limitations [Text Block]	♦ Only available at issue if you areage nearest 50 to 85 on the Rider Date of Issue.♦ The minimum required premium is $25,000.♦ Cannot terminate Rider until 2 years after issue.♦ This is not available if the MADB is selected.♦ Excess withdrawals reduce the benefit.
Name of Benefit [Text Block]	Thrivent IncomeBuilderGuaranteedLifetimeWithdrawalBenefit(GLWB) Rider
Thrivent Retirement Choice Variable Annuity | MADBMember
Prospectus:
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The charge is multiplied by the Maximum Anniversary Death Benefit (MADB), divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue.Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period.See Charges-MADB Rider Charge in the full prospectus for more information.
Name of Benefit [Text Block]	MaximumAnniversaryDeath Benefit(MADB) Rider
Purpose of Benefit [Text Block]	May increase the amount of the death benefit if the owner dies during the accumulation phase. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The charge is multiplied by the Maximum Anniversary Death Benefit (MADB), divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue.Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period.See Charges-MADB Rider Charge in the full prospectus for more information.
Brief Restrictions / Limitations [Text Block]	♦ Only available at issue if you are no more than Age nearest 75.♦ This is not available if the GLWB Rider is selected.♦ Withdrawals reduce the benefit.
Name of Benefit [Text Block]	MaximumAnniversaryDeath Benefit(MADB) Rider
Thrivent Retirement Choice Variable Annuity | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not include the Account.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Thrivent Retirement Choice Variable Annuity | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Dollar Cost Averaging allows you to have automatic periodic transfers to one or more Subaccounts other than the Fixed Account. If you have the GLWB Rider, quarterly Asset Rebalancing will happen automatically to conform with the GLWB investment restrictions.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ You may not Dollar Cost Average into the
Name of Benefit [Text Block]	Dollar Cost Averaging
Thrivent Retirement Choice Variable Annuity | SystematicPartialSurrendersMember
Prospectus:
Name of Benefit [Text Block]	Systematic Partial Surrenders
Purpose of Benefit [Text Block]	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Surrender Charges may apply to amounts in excess of the free amount.♦ Taxes or penalties may apply.
Name of Benefit [Text Block]	Systematic Partial Surrenders
Thrivent Retirement Choice Variable Annuity | FreeSurrenderAmountsMember
Prospectus:
Name of Benefit [Text Block]	Free Surrender Amounts
Purpose of Benefit [Text Block]	Surrender Charges apply only to amounts that exceed the greatest of 10% of the Value existing at the time the first surrender is made in a Contract Year, the Contract’s earnings or Required Minimum Distribution.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ A 10% free surrender amount applies to each separate Year.
Name of Benefit [Text Block]	Free Surrender Amounts
Thrivent Retirement Choice Variable Annuity | ConfinementOfOwnerMember
Prospectus:
Name of Benefit [Text Block]	Confinement of the Owner in a Hospital, Nursing Home, or Hospice
Purpose of Benefit [Text Block]	Surrender Charges are waived during or within 90 days after the end of confinement of the owner.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Name of Benefit [Text Block]	Confinement of the Owner in a Hospital, Nursing Home, or Hospice
Thrivent Retirement Choice Variable Annuity | TerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness
Purpose of Benefit [Text Block]	Surrender Charges are waived if the Owner has a life expectancy of 12 months or less.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Certification from a licensed physician acting within the scope of his or her license will be required.
Name of Benefit [Text Block]	Terminal Illness
Thrivent Retirement Choice Variable Annuity | GLWBRiderMember
Prospectus:
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The charge is multiplied by the GLWB Benefit Base, divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. The current charge for new elections for the GLWB Rider is disclosed in a Rate Sheet Prospectus Supplement.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,739
Surrender Expense, 1 Year, Minimum [Dollars]	9,769
Surrender Expense, 3 Years, Maximum [Dollars]	20,294
Surrender Expense, 3 Years, Minimum [Dollars]	17,414
Surrender Expense, 5 Years, Maximum [Dollars]	29,495
Surrender Expense, 5 Years, Minimum [Dollars]	24,707
Surrender Expense, 10 Years, Maximum [Dollars]	55,751
Surrender Expense, 10 Years, Minimum [Dollars]	46,422
Annuitized Expense, 1 Year, Maximum [Dollars]	10,739
Annuitized Expense, 1 Year, Minimum [Dollars]	9,769
Annuitized Expense, 3 Years, Maximum [Dollars]	20,294
Annuitized Expense, 3 Years, Minimum [Dollars]	17,414
Annuitized Expense, 5 Years, Maximum [Dollars]	25,937
Annuitized Expense, 5 Years, Minimum [Dollars]	20,951
Annuitized Expense, 10 Years, Maximum [Dollars]	55,751
Annuitized Expense, 10 Years, Minimum [Dollars]	46,422
No Surrender Expense, 1 Year, Maximum [Dollars]	4,402
No Surrender Expense, 1 Year, Minimum [Dollars]	3,367
No Surrender Expense, 3 Years, Maximum [Dollars]	14,893
No Surrender Expense, 3 Years, Minimum [Dollars]	11,839
No Surrender Expense, 5 Years, Maximum [Dollars]	25,937
No Surrender Expense, 5 Years, Minimum [Dollars]	20,951
No Surrender Expense, 10 Years, Maximum [Dollars]	55,751
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 46,422
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The charge is multiplied by the GLWB Benefit Base, divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. The current charge for new elections for the GLWB Rider is disclosed in a Rate Sheet Prospectus Supplement.
Thrivent Retirement Choice Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	StandardDeath Benefit
Purpose of Benefit [Text Block]	Pays the beneficiary if the owner dies during the accumulation phase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	♦ Withdrawals reduce the benefit.
Name of Benefit [Text Block]	StandardDeath Benefit
Operation of Benefit [Text Block]	Death Benefit Before the Maximum Annuity Date We will pay Death Proceeds upon the death of an Owner. If the Owner is a Non-Natural Person, we will pay Death Proceeds upon the death of an Annuitant. Death Proceeds will be paid only if the date of death is before the Maximum Annuity Date and the Accumulated Value is greater than zero on the date of death. Death Proceeds will be paid to the beneficiaries. Death Proceeds are calculated at the end of the Valuation Period during which we receive at our Service Center a certified copy of the death certificate of the decedent, or other lawful evidence providing equivalent information. The amount of Death Proceeds is the greatest of the following: 1)The Accumulated Value. 2)The Standard Death Benefit. 3)The Maximum Anniversary Death Benefit, if any. Any amount of the Death Benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, Death Proceeds may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender Charges do not apply to Death Proceeds.